Share Capital	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Equity [Abstract]
Share Capital	14. SHARE CAPITAL In August 2020, the Company offered 747,000 common stocks to an individual investor. The subscription price was $5.00 per share. The proceeds were all received in August 2020.
16.	REVERSE STOCK SPLIT

On January 24, 2019, the Board of Directors of the Company approved a reverse stock split of the Company’s issued and outstanding shares of common stock, par value $0.001 per share (the “Common Stock”), at a ratio of 1-for-20 (the “Reverse Stock Split”). The Reverse Stock Split was effective on February 27, 2019 (the “Effective Date”). As a result of the filing of the Certificate, the number of shares of the Company’s authorized Common Stock was reduced from 1,000,000,000 shares to 50,000,000 shares and the issued and outstanding number of shares of the Company’s Common Stock was correspondingly decreased to 25,346,004. There was no change to the par value of the Company’s Common Stock. The decrease of Share Capital was transferred to and increased the Additional Paid In Capital. The Company has adjusted all references to number of share and loss per share amounts in the accompanying consolidated financial statements and notes to reflect the reverse stock split.